UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                                       (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Item 1.   REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2011
March 31, 2011
(Unaudited)

The Hillman Advantage Equity Fund

The Hillman Focused Advantage Fund

No Load Shares
Class A Shares
Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Capital Management Funds (“Funds”).  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

The Hillman Capital Management Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between Hillman Capital Management Funds, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Hillman Capital Management Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. Investment in the Funds is subject to the following risks: market risk, management style risk, investment advisor risk, Small-cap and Mid-cap companies risk.  In addition to the risks outlined above, the Focused Advantage Fund is also subject to non-diversified status risk and sector focus risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.hillmancapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.hillmancapital.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of the Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about May 31, 2011.

For More Information on Your Hillman Capital Management (Hillman) Mutual Funds:

See Our Website @ www.hillmancapital.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The table below provides information about the actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/01/10	Ending Account Value 03/31/11	Expenses Paid During Period* 10/01/10-03/31/11	Annualized Expense Ratio During Period 10/01/10 – 03/31/11
Advantage Equity Fund
No Load Shares	$1,000.00	$1,120.80	$7.93	1.50%
Class A Shares	$1,000.00	$1,122.90	$7.94	1.50%
Class C Shares	$1,000.00	$1,117.40	$11.88	2.25%
Focused Advantage Fund
No Load Shares	$1,000.00	$1,177.70	$8.14	1.50%
Class A Shares	$1,000.00	$1,178.50	$8.15	1.50%
Class C Shares	$1,000.00	$1,174.00	$12.20	2.25%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the semi-annual period).

Hypothetical Example for Comparison Purposes – The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/10	Ending Account Value 03/31/11	Expenses Paid During Period* 10/01/10-03/31/11	Annualized Expense Ratio During Period 10/01/10 – 03/31/11
Advantage Equity Fund
No Load Shares	$1,000.00	$1,017.45	$7.54	1.50%
Class A Shares	$1,000.00	$1,017.45	$7.54	1.50%
Class C Shares	$1,000.00	$1,013.71	$11.30	2.25%
Focused Advantage Fund
No Load Shares	$1,000.00	$1,017.45	$7.54	1.50%
Class A Shares	$1,000.00	$1,017.45	$7.54	1.50%
Class C Shares	$1,000.00	$1,013.71	$11.30	2.25%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the semi-annual period).

Hillman Capital Management
Semi-Annual Letter to Shareholders
April 25, 2011

Dear Shareholder,

We are pleased to provide the semi-annual report for the Hillman Funds for the six months ended 03/31/2011.

The Hillman family of mutual funds recently celebrated their 10 year anniversary.  Although there was no ticker tape parade, it was gratifying to step back from the immediate issues of the day and reflect on the events of the last ten years.  Over that time, we steered through a challenging investment environment that included the fall from grace of many technology firms, a housing boom and bust, multiple recessions, volatile commodity markets and a rising trend towards increased globalization.  Amidst change, it can be difficult to separate fast trends from long-term economic conditions, and the ramifications of being wrong are often severe.  Throughout this period, we focused our energies on our guiding principles of sound competitive analysis and prudent approaches to valuation.  Despite several speed bumps along the way, our long-term results support our belief in the effectiveness of our investment approach.  We are proud to serve you and will continue to strive for excellence as stewards of your capital.

On behalf of the team at Hillman Capital Management, I thank you for your ongoing confidence.  It is our hope that we may continue to serve you throughout the years to come.

Sincerely,
Mark A. Hillman
President and Chief Investment Officer
Hillman Capital Management, Inc.

Market Commentary

At Hillman Capital Management (HCM) we take a long-term approach to investing, focusing on the identification of companies with sustainable competitive advantage.  Our goal is to purchase securities of advantaged firms when they sell at a discount to our estimates of intrinsic value.  We believe that our approach offers a prudent way to control risk and outperform the market over time.

Over the six month period ending on March 31st of 2011, U.S. equity markets rallied, with the S&P 500 Total Return Index generating a return of 17.31%.  Index returns were driven primarily by outsized gains in the energy, materials and industrials sectors.  We believe that these results were influenced by continued evidence of U.S. economic growth, rising commodity costs, including a 33.5% rise in the price of crude oil, and speculation in the shares of industrial concerns likely to benefit from Japanese reconstruction.1

The market rally was sustained despite an extraordinary set of challenges for global economies.  In Japan, a 9.0 magnitude earthquake shook much of the country and induced a powerful tsunami that crippled the Fukushima nuclear power facility and left a large portion of Japan’s eastern seaboard in ruin.  Japanese workers continue to struggle to cool the reactor cores, repair containment facilities and limit further releases of radiation.  In Egypt, protesters gained President Mubarak’s resignation.  In Libya, a shutdown of crude oil exports resulted from a civil war between revolutionists and Colonel Gadhafi’s regime.  Additional political protests took place across much of the Middle East that resulted in many violent episodes, increasing the risk of future political instability.

 1 Source WSJ, Cash price, West Texas Intermediate, Cushing.

We believe that the strength of U.S. equity markets resulted from a continuation of the U.S. economic recovery in spite of the turbulent backdrop.  Noteworthy data points include private sector job growth, a continued expansion in personal consumption expenditures and continued positive results for the Manufacturing ISM Report on Business.  Many pundits have concluded from these economic trends that the pace of economic growth is accelerating.  We believe that the strength of recent data is encouraging, although further clarity on oil prices is required before extrapolating that the U.S. economy will continue to grow at an accelerating pace.

The current war in Libya has resulted in a shutdown of crude oil exports from that country, causing market disruptions.  Although the eventual outcome remains uncertain, what is becoming increasingly clear is that war inflicted damage on oil infrastructure, in conjunction with international sanctions, and the potential for a protracted civil war are likely to keep the country’s exports of approximately 1.3 million barrels a day off the market for some time.  The longer-term availability of Libyan oil will depend on a number of variables including the political outcome of the conflict and the acceptance of the government in power by both the Libyan people and the international community following the end of hostilities.

Fortunately for the United States, the recent disruption occurred against a backdrop of ample spare global production capacity, relatively high U.S oil inventory levels, and significant slack in both U.S. transportation and refining.  These factors are best illustrated by observing OPEC’s spare production capacity, U.S. operable refinery utilization and crude oil inventory levels.  The International Energy Agency (IEA) estimates that OPEC has over 4 million barrels a day of “effective spare capacity”2 and Saudi Arabia has already begun to fill the void left by the shut-down of Libyan exports.  As of January, the U.S. utilization of operable refining capacity was 84.9% versus an average of greater than 90% for much of the prior decade leading up to the recent recession.3 In March, U.S. crude oil stocks were 355.7 million barrels, at the top of their historic average range.4  In light of this context, we believe that fuel supply impacts resulting from events in Libya are likely to be manageable in the near-term.

Although global crude oil production capacity appears sufficient to relieve some immediate pressures from the loss of Libyan exports, once the gap has been filled, OPEC will have its lowest spare capacity since late 2008.  Looking forward, we believe that the price of oil is likely to experience increased volatility due to the current tightness of supply and the elevated risk of further political unrest across other parts of North Africa and the Middle East.  We expect the volatility to occur in the context of a rising oil price environment due to increased demand from the expansion of global economies and the rising cost of exploration and extraction, with modest offsets from decreased oil intensity.5

With recent memories of oil prices over $140 per barrel and a generally pessimistic view of employment opportunities, U.S. consumers appear to have a heightened sensitivity to rising prices.  Coinciding with the recent step up in oil prices experienced in March, both the University of Michigan’s Surveys of Consumers and the Conference Board’s Consumer Confidence Index highlighted a significant decline in consumer expectations.  The Conference Board noted that “consumers’ inflation expectations rose significantly in March and their income expectations soured”6  The Surveys of Consumers Expectations Index recorded its 5th largest monthly decline on record.  Its chief economist Richard Curtin stated that: “The proximate cause of the sharp drop in confidence was the rise in gas and food prices.  The more damaging cause, however, was that the fewest consumers in more than a half century expected income increases.”7

2 IEA’s “effective spare capacity” estimate excludes notional spare capacity in countries expected to struggle with expansions to production in the near-term.  Those countries include: Iraq, Nigeria, Venezuela and Libya.

3 U.S. Energy Information Administration, “Monthly U.S. Percentage Utilization of Refinery Operable Capacity”, Released March 30, 2011.

4 U.S. Energy Information Administration, “This Week in Petroleum”, Released March 30, 2011.

5 Oil Intensity is measured as demand in barrels per day per dollar of GDP

6 Conference Board, The Conference Board Consumer Confidence Index Declines, March 29 2011.

7 Thomson Reuter, University of Michigan, Surveys of Consumers, March 25, 2011.

Rising oil prices have had a discernible impact on economic growth in the past.  The IEA believes that each 10% rise in the price of oil could cut global GDP by between 0.2% and 0.7% within one year of the increase.  According to their estimates, if oil prices remain at current levels for the remainder of the year, global GDP could be decreased by 1.0%-3.5%.  The IMF has projected a 4.3% growth rate for global GDP in 2011, so an impact of the magnitude suggested by the IEA could meaningfully reduce global growth.  Given the historic lag, should oil prices remain elevated, we expect to see the most pronounced impact from higher oil prices in the back half of this year.

Since the U.S. service economy represents approximately 65% of personal consumption and the current environment includes elevated levels of unemployment, we tend to believe that low wage cost inflation will continue to offset commodity cost inflation.  We believe that Federal Reserve policy will likely remain accommodative until the pace of economic growth threatens to push core inflation levels beyond their targeted range.  Therefore, although the rate of growth will likely be hampered by high fuel prices, we believe that barring significant future economic shocks, the U.S. economy should continue to expand through the remainder of 2011.

In the context of the extraordinary events that are affecting the global economy, we believe it is important to maintain a long-term perspective and assess the intrinsic value of equity securities appropriately.  Earnings and share price gains generated from transitory events are often short lived and quickly fleeting.  We continue to focus our energies on the financial prospects of companies that we view to have sustainable competitive advantage and sufficient financial flexibility to weather troughs in economic activity.  We believe that competitively advantaged companies will outperform their peers through economic cycles and market cycles.  Our goal is to invest in great enterprises at attractive prices.  We will continue to invest according to this precept for the long-term interests of our clients.

Performance Review

For the six months ended 03/31/2011, the Hillman Advantage Equity Fund and the Hillman Focused Advantage Equity Fund returned 12.08% and 17.77% respectively versus a return of 17.31% for the benchmark index.

Average Annual Total Returns as of March 31, 2011

	1-year return	5-year return	10-year return	Return since inception*	Gross expense ratio as of 09/30/2010	Net expense ratio as of 09/30/2010
Hillman Focused Advantage FundA	14.06%	-0.61%	6.42%	4.45%	2.50%	1.50%
Hillman Advantage Equity FundA	8.19%	1.51%	5.57%	4.62%	2.50%	1.50%
S & P 500 Total Return IndexB	15.65%	2.62%	3.29%	1.95%	NA	NA

*inception date of 12/29/2000

Performance shown is for the period ended March 31, 2011 and is for the No-Load Class of Shares.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance data may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds’ most recent month-end, please visit www.ncfunds.com.

The Fund’s investment advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the administrator under its consolidated fee arrangement. The agreement continues in effect until October 1, 2011 and may not be terminated prior to that date.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Statements in this Semi-annual Report reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements.  No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements.  Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

A.  During part of the period cited, the Funds’ investment advisor and administrator assumed certain expenses and/or waived a portion of their fees.  Performance for the Funds would have been lower absent such assumptions and/of fee waivers. Prior to June 10, 2006, the Focused Advantage Fund was called the Aggressive Equity Fund and the Advantage Equity Fund was called the Total Return Fund. The strategy did not change. B.  The S&P 500 Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices.  It is not possible to invest in this index.

Underwriter and Distributor:
Capital Investment Group, Inc.
17 Glenwood Avenue
Raleigh, NC  27603
Phone (800) 773-3863

HCM-11-78

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2011
	Shares	Value (Note 1)

COMMON STOCKS - 95.90%

Consumer Discretionary - 8.26%
* Apollo Group, Inc.	5,100	$212,721
Best Buy Co., Inc.	6,300	180,936
Starbucks Corp.	8,300	306,685
The Walt Disney Co.	7,300	314,557
		1,014,899
Consumer Staples - 10.12%
Campbell Soup Co.	7,100	235,081
Clorox Co.	3,800	266,266
HJ Heinz Co.	5,200	253,812
Sysco Corp.	9,700	269,338
Wal-Mart Stores, Inc.	4,200	218,610
		1,243,107
Energy - 4.93%
Exxon Mobil Corp.	3,400	286,042
* Transocean Ltd.	4,100	319,706
		605,748
Financials - 15.16%
The Allstate Corp.	8,200	260,596
American Express Co.	6,200	280,240
Bank of America Corp.	16,100	214,613
The Goldman Sachs Group, Inc.	1,400	222,040
JPMorgan Chase & Co.	6,700	308,870
The Western Union Co.	14,800	307,396
Visa, Inc.	3,636	267,682
		1,861,437
Health Care - 10.54%
* Amgen, Inc.	4,500	240,525
Johnson & Johnson	4,100	242,925
* Laboratory Corp. of America Holdings	3,100	285,572
Merck & Co., Inc.	7,200	237,672
Pfizer, Inc.	14,200	288,402
		1,295,096
Industrials - 15.79%
3M Co.	2,700	252,450
The Boeing Co.	3,900	288,327
General Electric Co.	14,700	294,735
Goodrich Corp.	3,100	264,713
Honeywell International, Inc.	5,100	304,521
Ingersoll-Rand PLC	5,800	280,198
Raytheon Co.	5,000	254,300
		1,939,244

		(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2011
	Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Information Technology - 24.20%
* Apple, Inc.	900	$313,657
Cisco Systems, Inc.	14,700	252,105
Corning, Inc.	13,500	278,505
* Google, Inc.	500	293,380
Hewlett-Packard Co.	5,500	225,335
Intel Corp.	11,500	232,070
International Business Machines Corp.	1,800	293,526
Microsoft Corp.	10,300	261,517
Oracle Corp.	8,600	287,520
Texas Instruments, Inc.	7,700	266,112
* Yahoo!, Inc.	16,100	268,548
		2,972,275
Materials - 4.73%
EI du Pont de Nemours & Co.	5,300	291,341
Nucor Corp.	6,300	289,926
		581,267
Telecommunications - 2.17%
AT&T, Inc.	8,700	266,307
		266,307

Total Common Stocks (Cost $9,627,510)		11,779,380

INVESTMENT COMPANY - 8.46%
§ HighMark 100% US Treasury Money Market Fund, 0.01%	1,038,798	1,038,798

Total Investment Company (Cost $1,038,798)		1,038,798

Total Value of Investments (Cost $10,666,308) - 104.36%		$12,818,178

Liabilities in Excess of Other Assets - (4.36)%		(535,933)

Net Assets - 100%		$12,282,245

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company

		(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2011

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	8.26%	$1,014,899
Consumer Staples	10.12%	1,243,107
Energy	4.93%	605,748
Financials	15.16%	1,861,437
Health Care	10.54%	1,295,096
Industrials	15.79%	1,939,244
Information Technology	24.20%	2,972,275
Materials	4.73%	581,267
Telecommunications	2.17%	266,307
Other	8.46%	1,038,798
Total	104.36%	$12,818,178

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2011
	Shares	Value (Note 1)

COMMON STOCKS - 98.84%

Consumer Discretionary - 5.14%
Starbucks Corp.	20,900	$772,255
		772,255
Energy - 10.10%
Exxon Mobil Corp.	9,400	790,822
* Transocean Ltd.	9,300	725,186
		1,516,008
Financials - 24.82%
American Express Co.	17,200	777,440
Bank of America Corp.	52,800	703,824
JPMorgan Chase & Co.	16,700	769,870
The Goldman Sachs Group, Inc.	4,600	729,560
The Western Union Co.	35,900	745,643
		3,726,337
Health Care - 9.91%
Johnson & Johnson	12,453	737,840
Pfizer, Inc.	36,900	749,439
		1,487,279
Industrials - 15.16%
General Electric Co.	36,000	721,800
Ingersoll-Rand PLC	16,100	777,791
The Boeing Co.	10,500	776,265
		2,275,856
Information Technology - 23.21%
* Apple, Inc.	2,100	731,867
Cisco Systems, Inc.	42,200	723,730
Corning, Inc.	34,100	703,483
Hewlett-Packard Co.	15,900	651,423
Microsoft Corp.	26,600	675,374
		3,485,877
Materials - 5.20%
EI du Pont de Nemours & Co.	14,200	780,574
		780,574
Telecommunications - 5.30%
AT&T, Inc.	26,000	795,860
		795,860

Total Common Stocks (Cost $14,042,528)		14,840,046

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2011
		Shares	Value (Note 1)

INVESTMENT COMPANY - 1.01%
§	HighMark 100% US Treasury Money Market Fund, 0.01%	151,192	$151,192

Total Investment Company (Cost $151,192)			151,192

Total Value of Investments (Cost $14,193,720) - 99.85%			$14,991,238

Other Assets Less Liabilities - 0.15%			21,909

Net Assets - 100%			$15,013,147

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	5.14%	$772,255
Energy	10.10%	1,516,008
Financials	24.82%	3,726,337
Health Care	9.91%	1,487,279
Industrials	15.16%	2,275,856
Information Technology	23.21%	3,485,877
Materials	5.20%	780,574
Telecommunications	5.30%	795,860
Other	1.01%	151,192
Total	99.85%	$14,991,238

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)
	Advantage Equity	Focused Advantage
As of March 31, 2011	Fund	Fund

Assets:
Investments, at cost	$10,666,308	$14,193,720
Investments, at value (note 1)	$12,818,178	$14,991,238
Receivables:
Fund shares sold	537	42,025
Dividends and interest, at value (note 1)	14,001	8,845

Total Assets	12,832,716	15,042,108

Liabilities:
Payables:
Investments purchased	534,051	-
Fund shares repurchased	-	6,421
Accrued expenses	16,420	22,540

Total Liabilities	550,471	28,961

Net Assets	$12,282,245	$15,013,147

Net Assets Consist of:
Capital	12,129,644	42,080,985
Accumulated net investment income	22,096	30,822
Accumulated net realized loss on investments	(2,021,365)	(27,896,178)
Net unrealized appreciation in investments	2,151,870	797,518

Total Net Assets	$12,282,245	$15,013,147
Shares Outstanding, no par value (unlimited authorized shares)	1,011,016	1,221,538
Net Asset Value, Offering Price and Redemption Price Per Share	$12.15	$12.29

No Load Shares Outstanding, no par value (unlimited shares authorized)	1,010,079	1,156,126
Net Assets - No Load Shares	$12,270,720	$14,213,658
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$12.15	$12.29

Class A Shares Outstanding, no par value (unlimited shares authorized)	158	25,858
Net Assets - Class A Shares	$1,968	$318,391
Net Asset Value and Redemption Price Per Share	$12.43	$12.31
Maximum Offering Price Per Share (Net Asset Value ÷ 94.25%)	$13.19	$13.06

Class C Shares Outstanding, no par value (unlimited shares authorized)	779	39,554
Net Assets - Class C Shares	$9,557	$481,098
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$12.28	$12.16
(a) Class C shares have a contingent deferred sales charge (note 1).

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Operations
(Unaudited)
	Advantage Equity	Focused Advantage
For the six month period ended March 31, 2011	Fund	Fund

Investment Income:
Dividends	$111,472	$145,543

Total Income	111,472	145,543

Expenses:
Advisory fees (note 2)	59,573	75,560
Administration fees (note 2)	19,999	23,585
Distribution and service fees (note 3)	14,975	20,354

Total Expenses	94,547	119,499

Administration fees waived (note 2)	(5,165)	(4,770)
Distribution and service fees waived (note 3)	(6)	(6)

Net Expenses	89,376	114,723

Net Investment Income	22,096	30,820

Net Realized and Unrealized Gain from Investments:
Net realized gain from investments	559,209	494,267
Change in unrealized appreciation on investments	758,389	1,968,252

Net Realized and Unrealized Gain on Investments	1,317,598	2,462,519

Net Increase in Net Assets Resulting from Operations	$1,339,694	$2,493,339

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Changes in Net Assets

	Advantage Equity Fund		Focused Advantage Fund
	March 31,	September 30,	March 31,	September 30,
For the six month period or fiscal year ended	2011 (a)	2010	2011 (a)	2010

Operations:
Net investment income (loss)	$22,096	$(42,811)	$30,820	$35,629
Net realized gain from investment transactions	559,209	479,413	494,267	738,293
Change in unrealized appreciation on investments	758,389	554,136	1,968,252	718,829
Net Increase in Net Assets
Resulting from Operations	1,339,694	990,738	2,493,339	1,492,751

Distributions to Shareholders: (note 5)
Net investment income
No Load Shares	-	(38,842)	(33,301)	(180,343)
Class A Shares	-	(117)	(880)	(4,148)
Class C Shares	-	(56)	(1,446)	(3,536)
Decrease in Net Assets Resulting from Distributions	-	(39,015)	(35,627)	(188,027)

Capital Share Transactions:
No Load Shares
Shares sold	716,510	640,537	293,703	675,036
Reinvested distributions	-	37,516	32,074	168,884
Shares repurchased	(1,106,364)	(1,494,437)	(2,195,071)	(5,793,189)
Class A Shares
Shares sold	2,000	42,000	13,377	485,392
Reinvested distributions	-	117	863	4,032
Shares repurchased	(11,913)	(41,899)	(171,628)	(395,767)
Class C Shares
Shares sold	7,000	-	139,672	54,914
Reinvested distributions	-	56	1,446	3,536
Shares repurchased	(23,549)	-	(49,212)	(111,122)
Decrease from Capital Share Transactions	(416,316)	(816,110)	(1,934,776)	(4,908,284)
Net Increase (Decrease) in Net Assets	923,378	135,613	522,936	(3,603,560)

Net Assets:
Beginning of period	11,358,867	11,223,254	14,490,211	18,093,771
End of period	$12,282,245	$11,358,867	$15,013,147	$14,490,211

Accumulated Net Investment Income	$22,096	$-	$30,822	$35,629
(a) Unaudited.

See Notes to Financial Statements				(Continued)

Hillman Capital Management Funds

Statements of Changes in Net Assets

	Advantage Equity Fund		Focused Advantage Fund
	March 31,	September 30,	March 31,	September 30,
For the six month period or fiscal year ended	2011 (a)	2010	2011 (a)	2010

Share Information:
Institutional Class Shares
Shares Sold	59,942	60,737	25,282	65,005
Reinvested distributions	-	3,400	2,794	16,239
Shares repurchased	(94,334)	(140,531)	(186,764)	(568,489)
Net Increase (Decrease) in Capital Shares	(34,392)	(76,394)	(158,688)	(487,245)
Shares Outstanding, Beginning of Period	1,044,471	1,120,865	1,314,814	1,802,059
Shares Outstanding, End of Period	1,010,079	1,044,471	1,156,126	1,314,814

Class A Shares
Shares Sold	158	3,846	1,095	47,467
Reinvested distributions	-	10	75	387
Shares repurchased	(943)	(3,854)	(14,663)	(38,398)
Net Increase (Decrease) in Capital Shares	(785)	2	(13,493)	9,456
Shares Outstanding, Beginning of Period	943	941	39,351	29,895
Shares Outstanding, End of Period	158	943	25,858	39,351

Class C Shares
Shares Sold	562	-	11,699	5,353
Reinvested distributions	-	5	127	340
Shares repurchased	(1,882)	-	(4,114)	(10,935)
Net Increase (Decrease) in Capital Shares	(1,320)	5	7,712	(5,242)
Shares Outstanding, Beginning of Period	2,099	2,094	31,842	37,084
Shares Outstanding, End of Period	779	2,099	39,554	31,842
(a) Unaudited.

See Notes to Financial Statements

Hillman Capital Management Funds

Financial Highlights			Advantage Equity Fund
			No Load Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2011(b)		2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$ 10.84		$ 9.99	$ 9.87	$ 14.24	$ 13.75	$ 12.76
Income (Loss) from Investment Operations:
Net investment income (loss)	0.02		(0.05)	0.09	0.12	0.07	0.08
Net realized and unrealized gain (loss) on securities	1.29		0.93	0.16	(3.48)	1.53	1.23
Total from Investment Operations	1.31		0.88	0.25	(3.36)	1.60	1.31
Less Distributions:
Dividends (from net investment income)	-		(0.03)	(0.09)	(0.11)	(0.09)	(0.15)
Distributions (from capital gains)	-		-	(0.04)	(0.90)	(1.02)	(0.17)
Total Distributions	-		(0.03)	(0.13)	(1.01)	(1.11)	(0.32)
Net Asset Value, End of Period	$ 12.15		$ 10.84	$ 9.99	$ 9.87	$ 14.24	$ 13.75
Total Return (d)(e)	12.08%		8.85%	2.96%	(25.05%)	11.99%	10.41%
Net Assets, End of Period (in thousands)	$ 12,271		$11,325	$11,192	$14,408	$25,950	$23,544
Average Net Assets for the Period (in thousands)	$ 11,924		$11,840	$ 9,885	$19,919	$25,544	$20,994
Ratio of Gross Expenses to Average Net Assets (f)	1.58%	(c)	3.61%	3.78%	2.66%	2.40%	2.11%
Ratio of Net Expenses to Average Net Assets (f)	1.50%	(c)	2.46%	1.45%	1.48%	1.49%	1.61%
Ratio of Net Investment Income to Average Net Assets	0.37%	(c)	(0.36%)	1.10%	0.86%	0.51%	0.67%
Portfolio Turnover Rate	7.86%		17.89%	52.28%	33.61%	12.18%	38.18%

			Advantage Equity Fund
			Class A Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2011(b)		2010	2009	2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$ 11.05		$ 10.18	$ 9.96	$ 14.38	$ 13.79	$ 12.62
Income (Loss) from Investment Operations:
Net investment income (loss)	0.12		(0.08)	0.15	0.09	0.10	0.02
Net realized and unrealized gain (loss) on securities	1.26		0.97	0.20	(3.48)	1.55	1.17
Total from Investment Operations	1.38		0.89	0.35	(3.39)	1.65	1.19
Less Distributions:
Dividends (from net investment income)	-		(0.02)	(0.09)	(0.13)	(0.04)	(0.02)
Distributions (from capital gains)	-		-	(0.04)	(0.90)	(1.02)	-
Total Distributions	-		(0.02)	(0.13)	(1.03)	(1.06)	(0.02)
Net Asset Value, End of Period	$ 12.43		$ 11.05	$ 10.18	$ 9.96	$ 14.38	$ 13.79
Total Return (d)(e)	12.29%		8.78%	3.94%	(25.01%)	12.36%	9.43%
Net Assets, End of Period (in thousands)	$ 2		$ 10	$ 10	$ 60	$ 12	$ 11
Average Net Assets for the Period (in thousands)	$ 8		$ 21	$ 11	$ 75	$ 12	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	1.57%	(c)	3.61%	3.78%	2.66%	2.15%	2.23%	(c)
Ratio of Net Expenses to Average Net Assets (f)	1.50%	(c)	2.01%	1.24%	1.46%	1.24%	1.24%	(c)
Ratio of Net Investment Income to Average Net Assets	0.45%	(c)	0.11%	1.23%	0.90%	0.76%	0.91%	(c)
Portfolio Turnover Rate	7.86%		17.89%	52.28%	33.61%	12.18%	38.18%

(a)	For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(b) Unaudited.
(c) Annualized.
(d)	Total return does not reflect payment of sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements							(Continued)

Hillman Capital Management Funds

Financial Highlights			Advantage Equity Fund
			Class C Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2011(b)		2010	2009	2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$ 11.00		$ 10.14	$ 10.01	$ 14.44	$ 13.81	$ 12.62
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)		(0.06)	0.09	0.11	0.10	0.02
Net realized and unrealized gain (loss) on securities	1.32		0.95	0.17	(3.50)	1.55	1.17
Total from Investment Operations	1.28		0.89	0.26	(3.39)	1.65	1.19
Less Distributions:
Dividends (from net investment income)	-		(0.03)	(0.09)	(0.14)	-	-
Distributions (from capital gains)	-		-	(0.04)	(0.90)	(1.02)	-
Total Distributions	-		(0.03)	(0.13)	(1.04)	(1.02)	-
Net Asset Value, End of Period	$ 12.28		$ 11.00	$ 10.14	$ 10.01	$ 14.44	$ 13.81
Total Return (d)(e)	11.74%		8.74%	3.03%	(24.87)%	12.33%	9.43%
Net Assets, End of Period (in thousands)	$ 10		$ 23	$ 21	$ 11	$ 12	$ 11
Average Net Assets for the Period (in thousands)	$ 20		$ 23	$ 12	$ 12	$ 12	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	3.09%	(c)	4.36%	4.53%	3.41%	2.15%	2.23%	(c)
Ratio of Net Expenses to Average Net Assets (f)	2.25%	(c)	2.69%	1.25%	1.36%	1.24%	1.24%	(c)
Ratio of Net Investment Income to Average Net Assets	(0.32%)	(c)	(0.59%)	1.15%	1.02%	0.76%	0.91%	(c)
Portfolio Turnover Rate	7.86%		17.89%	52.28%	33.61%	12.18%	38.18%

			Focused Advantage Fund
			No Load Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2011(b)		2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$ 10.46		$ 9.68	$ 9.76	$ 16.15	$ 15.26	$ 14.73
Income (Loss) from Investment Operations:
Net investment income	0.03		0.04	0.13	0.20	0.09	0.09
Net realized and unrealized gain (loss) on securities	1.83		0.85	(0.11)	(5.17)	1.97	0.95
Total from Investment Operations	1.86		0.89	0.02	(4.97)	2.06	1.04
Less Distributions:
Dividends (from net investment income)	(0.03)		(0.11)	(0.06)	(0.17)	(0.13)	(0.09)
Distributions (from capital gains)	-		-	(0.04)	(1.25)	(1.04)	(0.42)
Total Distributions	(0.03)		(0.11)	(0.10)	(1.42)	(1.17)	(0.51)
Net Asset Value, End of Period	$ 12.29		$ 10.46	$ 9.68	$ 9.76	$ 16.15	$ 15.26
Total Return (d)(e)	17.77%		9.15%	0.43%	(32.96%)	13.81%	7.15%
Net Assets, End of Period (in thousands)	$14,214		$13,747	$17,445	$ 29,674	$105,093	$78,144
Average Net Assets for the Period (in thousands)	$14,390		$16,460	$16,774	$ 84,158	$ 93,766	$88,103
Ratio of Gross Expenses to Average Net Assets (f)	1.54%	(c)	2.91%	2.89%	1.74%	1.71%	1.62%
Ratio of Net Expenses to Average Net Assets (f)	1.50%	(c)	2.05%	1.45%	1.48%	1.48%	1.53%
Ratio of Net Investment Income to Average Net Assets	0.42%	(c)	0.23%	1.29%	0.98%	0.60%	0.57%
Portfolio Turnover Rate	15.31%		13.84%	29.79%	47.31%	37.86%	43.27%

(a)	For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(b) Unaudited.
(c) Annualized.
(d)	Total return does not reflect payment of sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements							(Continued)

Hillman Capital Management Funds

Financial Highlights			Focused Advantage Fund
			Class A Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2011(b)		2010	2009	2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$10.47		$ 9.70	$ 9.78	$ 16.21	$15.31	$ 13.97
Income (Loss) from Investment Operations:
Net investment income	0.03		0.01	0.08	0.18	0.06	0.03
Net realized and unrealized gain (loss) on securities	1.84		0.87	(0.06)	(5.17)	2.03	1.33
Total from Investment Operations	1.87		0.88	0.02	(4.99)	2.09	1.36
Less Distributions:
Dividends (from net investment income)	(0.03)		(0.11)	(0.06)	(0.19)	(0.15)	(0.02)
Distributions (from capital gains)	-		-	(0.04)	(1.25)	(1.04)	-
Total Distributions	(0.03)		(0.11)	(0.10)	(1.44)	(1.19)	(0.02)
Net Asset Value, End of Period	$12.31		$10.47	$ 9.70	$ 9.78	$16.21	$ 15.31
Total Return (d)(e)	17.85%		9.04%	0.47%	(32.94%)	14.03%	9.74%
Net Assets, End of Period (in thousands)	$ 318		$ 412	$ 290	$ 294	$ 589	$ 11
Average Net Assets for the Period (in thousands)	$ 376		$ 417	$ 198	$ 437	$ 269	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	1.54%	(c)	2.91%	2.89%	1.74%	1.71%	1.58%	(c)
Ratio of Net Expenses to Average Net Assets (f)	1.50%	(c)	2.13%	1.49%	1.48%	1.48%	1.24%	(c)
Ratio of Net Investment Income to Average Net Assets	0.44%	(c)	0.13%	1.23%	1.17%	0.60%	0.93%	(c)
Portfolio Turnover Rate	15.31%		13.84%	29.79%	47.31%	37.86%	43.27%

			Focused Advantage Fund
			Class C Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2011(b)		2010	2009	2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$10.40		$ 9.69	$ 9.78	$ 16.15	$15.33	$ 13.97
Income (Loss) from Investment Operations:
Net investment income	-		(0.09)	0.04	0.06	0.01	0.03
Net realized and unrealized gain (loss) on securities	1.81		0.89	(0.06)	(5.11)	1.91	1.33
Total from Investment Operations	1.81		0.80	(0.02)	(5.05)	1.92	1.36
Less Distributions:
Dividends (from net investment income)	(0.05)		(0.09)	(0.03)	(0.07)	(0.06)	-
Distributions (from capital gains)	-		-	(0.04)	(1.25)	(1.04)	-
Total Distributions	(0.05)		(0.09)	(0.07)	(1.32)	(1.10)	-
Net Asset Value, End of Period	$12.16		$10.40	$ 9.69	$ 9.78	$16.15	$ 15.33
Total Return (d)(e)	17.40%		8.24%	(0.06%)	(33.45)%	13.01%	9.74%
Net Assets, End of Period (in thousands)	$ 481		$ 331	$ 359	$ 304	$ 592	$ 11
Average Net Assets for the Period (in thousands)	$ 391		$ 375	$ 199	$ 303	$ 390	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	3.04%	(c)	3.66%	3.64%	2.49%	2.44%	1.58%	(c)
Ratio of Net Expenses to Average Net Assets (f)	2.25%	(c)	2.81%	2.20%	2.21%	2.21%	1.24%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.33%)	(c)	(0.54%)	0.45%	0.38%	(0.13%)	0.93%	(c)
Portfolio Turnover Rate	15.31%		13.84%	29.79%	47.31%	37.86%	43.27%

(a)	For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(b) Unaudited.
(c) Annualized.
(d)	Total return does not reflect payment of sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

1.  Organization and Significant Accounting Policies

The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund, (collectively the “Funds” and individually a “Fund”) are series funds. The Funds are part of the Hillman Capital Management Investment Trust (the “Trust”), which was organized as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-ended management investment company.

The Hillman Advantage Equity Fund (“Advantage Equity Fund”) commenced operations on December 29, 2000. The investment objective of the Fund is to seek maximum total return through a combination of long-term capital appreciation and current income.

The Hillman Focused Advantage Fund (“Focused Advantage Fund”) commenced operations on December 29, 2000.  The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees of the Trust (the “Trustees”) approved, on February 14, 2006, a plan to authorize three new classes of shares for both Funds designated as Class A Shares, Class B Shares, and Class C Shares.  On July 18, 2006, the Class A Shares, Class B Shares, and Class C Shares became effective.  On June 15, 2009, the Class B Shares of both Funds were converted into Class C Shares.  The Funds currently have an unlimited number of authorized shares, which are divided into three classes – No Load Shares, Class A Shares, and Class C Shares.

Each class of shares has equal rights as to assets of its corresponding Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ Class C shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge.  Class C shares are charged at a rate of 1% if redeemed in the first year, which is payable to the Distributor of the Trust. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested. The No Load, Class A, and Class C shares are subject to distribution plan fees as described in Note 3. Class C shares are automatically converted into the No Load shares after ten years.

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation
The Funds’ investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of March 31, 2011 for the Funds’ assets and liabilities measured at fair value:

Advantage Equity Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$11,779,380	$11,779,380	$-	$-
Investment Company	1,038,798	- -	1,038,798	-
Total Assets	$12,818,178	$11,779,380	$1,038,798	$-

Focused Advantage Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$14,840,046	$14,840,046	$-	$-
Investment Company	151,192	- -	151,192	-
Total Assets	$14,991,238	$14,840,046	$151,192	$-

Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.  The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) at the end of each calendar quarter.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.   Transactions with Affiliates

Advisor
The Funds pay monthly advisory fees to Hillman Capital Management, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at an annual rate.  For the six month period ended March 31, 2011, the Fund paid advisory fees in the amount of $59,573 for the Advantage Equity Fund and $75,560 for the Focused Advantage Fund.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the Administrator under its consolidated fee arrangement.  The agreement continues in effect until October 1, 2011 and may not be terminated prior to that date.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.249% if the average daily net assets are under $170 million and gradually decreases to an annual rate of 0.05% once the average daily net assets reach $1.48 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

3.  Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), of the Trust adopted distribution and service plans pursuant to Rule 12b-1 of the 1940 Act (the “Plans”) applicable to the No Load Shares, Class A Shares, and Class C Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the No Load Shares and Class A Shares or 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Shares, Class A Shares, and Class C Shares in the Funds or support servicing of those classes’ shareholder accounts.    See the table below for a breakout of the 12b-1 fees incurred and waived for the Advantage Equity Fund and the Focused Advantage Fund for the six month period ended March 31, 2011.

	Advantage Equity		Focused Advantage
Class	Incurred	Waived	Incurred	Waived
No Load Shares	$14,864	$6	$17,939	$3
Class A Shares	10	-	468	-
Class C Shares	101	-	1,947	3

4.  Purchases and Sales of Investment Securities

For the six month period ended March 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Advantage Equity	$ 897,245	$1,658,139
Focused Advantage	2,268,517	4,264,525

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended March 31, 2011.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2008, 2009, and 2010 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Funds’ net assets or results of operations.  As of and during the six month period ended March 31, 2011, the Funds do not have a liability for uncertain tax positions.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Funds did not incur any interest or penalties.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

Distributions during the fiscal years and period ended were characterized for tax purposes as follows:

		Distributions from
Fund	For the six month period or fiscal year ended	Ordinary Income	Long-Term Capital Gains
Advantage Equity	03/31/2011	$ -	$ -
	09/30/2010(a)	39,015	-
	09/30/2009(a)	106,409	60,355
Focused Advantage	03/31/2011	35,627	-
	09/30/2010(a)	188,027	-
	09/30/2009(a)	126,866	88,886
(a)	audited

At March 31, 2011, the tax-basis cost of investments for federal income tax purposes were as follows:

	Advantage Equity	Focused Advantage
Cost of Investments	$10,666,308	$14,193,720

Unrealized Appreciation	$2,405,126	$1,894,343
Unrealized Depreciation	(253,256)	(1,096,824)
Net Unrealized Appreciation (Depreciation)	2,151,870	797,519

6.   Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects that risk of loss to be remote.

7.    Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Hillman Capital Management Funds

Additional Information (Unaudited)

1. Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-800-773-3863 and (2) on the SEC’s website at http://ww.sec.gov.   Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.   Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-800-773-3863.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

3.   Approval of Advisory Agreement

The Advisor supervises the investments of the Funds pursuant to an Investment Advisory Agreement.  At the annual meeting of the Funds’ Board of Trustees on November 18, 2010, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year.  In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, a copy of the Investment Advisory Agreement for the Funds; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Funds, and comparative expense ratio information for other mutual funds with strategies similar to the Funds; and a memorandum from the Funds’ legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor to the Funds, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since each Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Fund shares.  The Trustees noted that the Trust’s president, treasurer, principal executive officer, principal financial officer, and chief compliance officer were either employees of the Advisor or retained by the Advisor and serve the Funds without additional compensation from the Funds.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

(Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)

In considering the investment performance of the Funds and the Advisor, the Trustees compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group averages).  The Trustees also considered the consistency of the Advisor’s management of each Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Funds, the Advisor’s experience managing the Funds and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Funds and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds, including any benefits derived or to be derived by the Advisor from the relationship with the Funds, the Trustees considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset level of each Fund; and the overall expenses of each Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Funds and the nature and frequency of advisory fee payments.  The Trustees discussed the financial stability and profitability of the Advisor and the Advisor’s prior fee waivers in detail, including the nature and scope of cost allocation for such fees.  The Trustees also considered potential benefits for the Advisor in managing the Funds, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Funds, and the potential for the Advisor to generate soft dollars from certain of the Funds’ trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of each Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  With respect to each Fund, the Trustees determined that the management fee was higher than the comparable funds and the net expense ratio was higher than some of the comparable funds and lower than others.  The Trustees also determined that each Fund’s management fee and net expense ratio were higher than its peer group average.  The Trustees noted that the Advisor either pays makes payments to the Administrator or directly pays for certain expenses of the Funds under an Operating Plan in order to help limit the Funds’ annual operating expenses.  The Trustees also noted that each Fund was much smaller in size than its peer group average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Funds were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors, the Trustees considered each Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee would stay the same regardless of the Funds’ asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Funds’ expenses.  The Trustees pointed out that the Funds would benefit from economies of scale under agreements with service providers other than the Advisor.  In particular, it was noted that the Funds’ agreement with the Administrator would determine the Funds’ gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Funds’ shareholders to benefit from economies of scale.  Following further discussion of the Funds’ asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Funds’ fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Funds; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

(Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis for past soft dollar payments with broker-dealers, including any broker-dealers affiliated with the Advisor; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Trust’s independent trustees, approved the renewal of the Investment Advisory Agreement.

The Hillman Capital Management
Mutual Funds are a series of the Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services, LLC 116 South Franklin Street Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Hillman Capital Management, Inc. 7501 Wisconsin Avenue Suite 1100 E Bethesda, Maryland 20814

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	hillmancapital.com

Item 2.   CODE OF ETHICS.

Not applicable.

Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.    SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.   CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   EXHIBITS.

(a)(1)      Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: June 1, 2011	Mark A. Hillman, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Date: June 1, 2011	Mark A. Hillman, Trustee, President and Principal Executive Officer

By: (Signature and Title)	/s/ John D. Marriott, Jr.
Date: June 1, 2011	John D. Marriott, Jr., Treasurer and Principal Financial Officer